Investment in Equity Accounted Joint Venture - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 21, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Mar. 31, 2020	Jan. 31, 2018
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity		$ 6,300		$ 6,300		$ 6,500
Share of results		$ 2,001	$ (164)	1,396	$ (3,205)	$ 651
Dividend distributions from joint venture				(6,850)
Greater Bay Gas Company Limited [Member] | Pool Agency [Member]
Schedule of Equity Method Investments [Line Items]
Economic interest in building and operating marine export terminal							50.00%
Ethylene Marine Export Terminal [Member]
Schedule of Equity Method Investments [Line Items]
Amortization cost				$ 100	100
Economic interest in building and operating marine export terminal		50.00%		50.00%		50.00%		50.00%
Dividend distributions from joint venture				$ 6,900	0	$ 0
Proceeds from equity method investment distribution				6,000
Proceeds from equity method investment distribution return of capital				900
Total estimated capital cost of construction of the terminal		$ 146,500		146,500
Capital contribution to the joint venture towards construction cost	$ 4,000
Ethylene Marine Export Terminal [Member] | Enterprise Product Partners LP [Member] | Co-venturer [Member]
Schedule of Equity Method Investments [Line Items]
Economic interest in building and operating marine export terminal								50.00%
Export Terminal [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity		147,200		147,200		$ 148,700
Share of results		$ 2,100	$ 100	$ 1,500	$ 3,000
Economic interest in building and operating marine export terminal								50.00%